ORGANIZATION AND NATURE OF OPERATIONS	9 Months Ended
Sep. 30, 2020
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1.    ORGANIZATION AND NATURE OF OPERATIONS

JinkoSolar Holding Co., Ltd. (the "Company" or "JinkoSolar Holding") was incorporated in the Cayman Islands on August 3, 2007. On May 14, 2010, the Company became listed on the New York Stock Exchange (“NYSE”) in the United States. The Company and its subsidiaries (collectively the “Group”) are principally engaged in the design, development, production and marketing of photovoltaic products as well as developing commercial solar power projects.

The following table sets forth information concerning the Company’s major subsidiaries as of September 30, 2020:

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Investment Limited. (“Paker”)	November 10, 2006	Hong Kong	100%

Jinko Solar Co., Ltd. (“Jiangxi Jinko”)	December 13, 2006	PRC	100%

Zhejiang Jinko Solar Co., Ltd.("Zhejiang Jinko")	August 2, 2006	PRC	100%

Jinko Solar Import and Export Co., Ltd. ("Jinko Import and Export")	December 24, 2009	PRC	100%

JinkoSolar GmbH (“Jinko GmbH”)	April 1, 2010	Germany	100%

Zhejiang Jinko Solar Trading Co., Ltd.("Zhejiang Trading")	June 13, 2010	PRC	100%

Xinjiang Jinko Solar Co., Ltd. (“Xinjiang Jinko”)	May 30, 2016	PRC	100%

Yuhuan Jinko Solar Co., Ltd.("Yuhuan Jinko")	July 29, 2016	PRC	100%

JinkoSolar (U.S.) Inc. ("Jinko US")	August 19, 2010	USA	100%

Jiangxi Photovoltaic Materials Co., Ltd. ("Jiangxi Materials")	December 1, 2010	PRC	100%

JinkoSolar (Switzerland) AG(“Jinko Switzerland”)	May 3, 2011	Switzerland	100%

JinkoSolar (US) Holding Inc.(“Jinko US Holding”)	June 7, 2011	USA	100%

JinkoSolar Italy S.R.L. (“Jinko Italy”)	July 8, 2011	Italy	100%

Jinko Solar Canada Co., Ltd. (“Jinko Canada”)	November 18, 2011	Canada	100%

Jinko Solar Australia Holdings Co. Pty Ltd. (“Jinko Australia”)	December 7, 2011	Australia	100%

Jinko Solar Japan K.K. (“JinkoSolar Japan”)	May 21, 2012	Japan	100%

	Date of
	Incorporation	Place of	Percentage
Subsidiaries	/Acquisition	Incorporation	of ownership

JinkoSolar Power Engineering Group Limited. (“JinkoSolar Power”)	November 12, 2013	Cayman	100%

JinkoSolar WWG Investment Co., Ltd. (“WWG Investment”)	April 8, 2014	Cayman	100%

JinkoSolar Comércio do Brazil Ltd. (“JinkoSolar Brazil”)	January 14, 2014	Brazil	100%

Projinko Solar Portugal Unipessoal LDA. (“JinkoSolar Portugal”)	February 20, 2014	Portugal	100%

JinkoSolar Mexico S.DE R.L. DE C.V. (“JinkoSolar Mexico”)	February 25, 2014	Mexico	100%

Jinko Solar Technology SDN.BHD. (“JinkoSolar Malaysia”)	January 21, 2015	Malaysia	100%

Jinko Huineng Technology Services Co., Ltd.	July 14, 2015	PRC	100%

Jinko Huineng (Zhejiang) Solar Technology Services Co., Ltd.	July 29, 2015	PRC	100%

JinkoSolar Enerji Teknolojileri Anonlm Sirketi	April 13, 2017	Turkey	100%

Jinko Solar Sweihan (HK) Limited.	October 4, 2016	Hong Kong	100%

Jinko Solar (Shanghai) Management Co., Ltd	July 25, 2012	PRC	100%

JinkoSolar Trading Privated Limited.	February 6, 2017	India	100%

JinkoSolar LATAM Holding Limited.	August 22, 2017	Hong Kong	100%

JinkoSolar Middle East DMCC	November 6, 2016	Emirates	100%

Jinko Power International (Hongkong) Limited.	July 10, 2015	Hong Kong	100%

JinkoSolar International Development Limited.	August 28, 2015	Hong Kong	100%

Jinkosolar Household PV System Ltd.	January 12, 2015	BVI	100%

Canton Best Limited(“Canton Best BVI”)	September 16, 2013	BVI	100%

Wide Wealth Group Holding Limited.(“Wide Wealth Hong Kong”)	June 11, 2012	Hong Kong	100%

Jiaxing Jinko Photovoltaic System Development Co., Ltd.	December 26, 2016	PRC	100%

JinkoSolar (U.S.) Industries Inc.	November 16, 2017	USA	100%

Poyang Ruilixin Information Technology Co., Ltd.	December 19, 2017	PRC	100%

JinkoSolar Technology (Haining) Co., Ltd. ("Haining Jinko")	December 15, 2017	PRC	71%

Jinko Solar Korea Co., Ltd.	December 3, 2018	Korea	100%

JinkoSolar (Sichuan) Co., Ltd. ("Jinko Sichuan")	February 18, 2019	PRC	70%

JinkoSolar (Vietnam) Co., Ltd.	September 26, 2019	Vietnam	100%

JinkoSolar (Qinghai) Co., Ltd.	April 3, 2019	PRC	55%

Jinko PV Material Supply SDN. BHD	December 6, 2019	Malaysia	100%

JinkoSolar (Chuzhou) Co., Ltd. ("Jinko Chuzhou")	November 26, 2019	PRC	55%

JinkoSolar (Yiwu) Co., Ltd. ("Jinko Yiwu")	September 19, 2019	PRC	55%

ShangRao JinkoSolar Technology Limited.(“Jinko Shangrao”)	April 17, 2020	PRC	55%

Rui Xu Co., Ltd. (“Rui Xu”)	July 24, 2019	PRC	100%

(i) In the fourth quarter of 2016, JinkoSolar Technology Limited (formally known as Paker Technology Limited) disposed of Zhejiang Jinko Financial Leasing Co., Ltd for a consideration of RMB183.0 million (USD26.4 million). Loss on the disposal amounted to RMB15.2 million (USD2.2 million) was recognized. Consideration associated with the transaction amounted to RMB128.1 million and RMB41.8 million was collected in the nine months ended September 30, 2019 and 2020,respectively.

(ii) In the fourth quarter of 2018, the Group disposed of Jinko Solar Investment (Pty) Ltd and its subsidiary Jinko Solar Pty Ltd. (“JinkoSolar South Africa”) with the consideration of RMB1 to a third party buyer. Loss on the disposal amounted to RMB20.3 thousand was recognized. Consideration associated with the transaction was collected in full in the nine months ended September 30, 2020.

(iii) In the third quarter of 2018, the Group and JinkoPower jointly invested in and established an entity named Poyang Luohong Power Co., Ltd. (“Poyang Luohong”), which develops and operates solar power project in Shangrao, Jiangxi Province. Cash capital injection with the amount of RMB98 million have been made by JinkoPower at the end of 2018. The Group held 51% equity interests of Poyang Luohong and consolidated such entity in its financial statements. In the fourth quarter of 2019, the Group disposed of 51% equity interest in Poyang Luohong to an independent third party buyer with the consideration of RMB99.8 million (US$ 14.3 million). Gain on the disposal amounted to RMB19.9 million (US$ 2.9 million) was recognized. The disposal gain was mainly resulted from the recognition of the un-realized profit generated from the module sales transactions between the Group and Poyang Luohong before the disposal with the amount of RMB19.9 million. Consideration associated with the transaction was collected in full in 2019. Upon the disposal, the non-controlling interests related to Poyang Luohong with the carrying amount of RMB 97.8 million was eliminated.

(iv) In the second and third quarter of 2018, government background companies made capital injection with an amount of RMB 517.0 million into Haining Jinko. In the third quarter of 2019, to support development of local enterprise, government background funds of Zhejiang province made investment into Haining Jinko by capital injection through a limited partnership established together with Zhejiang Jinko. The total capital injection received from the government funds in the year of 2019 amounted to RMB 845.8 million. The Group's percentage of ownership in Haining Jinko was 71% as at September 30, 2020. Haining Jinko was founded by the Group in 2017 and is principally engaged in the production of photovoltaic products, such as solar modules and cells, for intercompany sales within the Group.

(v) In the second quarter of 2019, Jiangxi Jinko, together with a government background fund, established Jinko Sichuan. Cash capital injections with an aggregate amount of RMB800 million and RMB1,000 million had been made by the non-controlling shareholder as of December 31, 2019 and September 30, 2020. The Group owns 70% equity interest in Jinko Sichuan and consolidated the entity in its financial statements. Jinko Sichuan is principally engaged in the production of silicon ingot for intercompany sales within the Group.

(vi) In the fourth quarter of 2019, Jiangxi Jinko, together with a government background fund, established Jinko Chuzhou. Cash capital injections with an aggregate amount of RMB550 million and RMB850 million had been made by the non-controlling shareholder as of December 31, 2019 and September 30, 2020. The Group owns 55% equity interest in Jinko Chuzhou and consolidated such entity in its financial statements. Jinko Chuzhou is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and the government background fund (Note 19).

(vii) In the fourth quarter of 2019, Jiangxi Jinko, together with government background funds, established Jinko Yiwu. Cash capital injections with an aggregate amount of RMB400 million and RMB765 million had been made by the non-controlling shareholders as of December 31, 2019 and September 30, 2020. The Group owns 55% equity interest in Jinko Yiwu and consolidated such entity in its financial statements. Jinko Yiwu is principally engaged in the production of solar modules for intercompany sales within the Group. In the third quarter of 2020, the non-controlling interest arrangement was settled in return for a loan liability pursuant to a supplementary investment agreement between the Group and government background funds (Note 19).

(viii) In the second quarter of 2020, Jiangxi Jinko, together with a government background fund, established Jinko Shangrao. Cash capital injections with an aggregate amount of RMB2,000 million had been made by the government fund as of September 30, 2020. The group owns 55% equity interest in Jinko Shangrao and consolidated such entity in its financial statements. Shangrao Jinko is principally engaged in the production of photovoltaic products, such as solar modules and cells (Note 19).

(ix) In the second quarter of 2020, Jiangxi Materials acquired Rui Xu with a consideration of RMB 20 million. Rui Xu is principally engaged in the production of photovoltaic consumable materials.